Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Feng Zhou [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	Major shareholder of the Company, Chief Executive Officer
Jun Zheng [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	Director of the Company
Xiaodong Ji [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	Independent Director of the Company
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total revenue generated from related parties	$ 41	$ 1,589
Jiangsu Health Pharmaceutical Investment Management Co., Ltd [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total due from related parties	$ 2,073,369
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total due from related parties		5,140
Total revenue generated from related parties		1,091	2,232
Taizhou Su Xuan Tang Chinese hospital Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total due from related parties		41,561
Total revenue generated from related parties		1,621	25,528
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Xiaodong Ji
Total due from related parties		370,862
Related Party [Member]
Schedule of Related Party Transactions [Line items]
Total due from related parties	2,073,369	417,563
Total revenue generated from related parties	$ 41	$ 4,301	$ 27,760